Related party transactions (Details 2) (CNY)	Dec. 31, 2012	Dec. 31, 2011
Related party transactions
Due from related parties	7,542,600	7,601,080
Due to related parties	150,000	155,000
Zhizhu Network
Related party transactions
Due from related parties		40,000
Due to related parties		155,000
Unknown Worlds
Related party transactions
Due from related parties	7,542,600	7,561,080
PW Pictures
Related party transactions
Due to related parties	150,000